Financial Instruments - Summary of Remaining Contractual Maturities of Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	[1]	₨ 167,874	₨ 161,817
Lease Liabilities	[1]	35,036	30,218
Trade payables and accrued expenses		99,318	88,252
Derivative liabilities		10,978	968
Contingent consideration	[2]	1,634	1,864
Liability on written put options to non-controlling interests	[2]	5,699	4,945
Rent Deposit		489	501
Liabilities Towards Customer Contracts		1,440	1,368
Advance from Customers		329	167
Capital Creditors		689	1,255
Others		7,820	1,571
Total financial liabilities		331,306	292,926
Loans, borrowings and bank overdrafts, cash flows		169,724	164,460	[1]
Lease Liabilities Cash Flows		41,814	36,318	[1]
Trade payables and accrued expenses, cash flows		99,318	88,252
Derivative liabilities, cash flows		10,978	968
Contingent consideration, cash flows		2,020	2,401	[2]
Liability on written put options to non-controlling interests, cash flows		6,064	6,505	[2]
Rent deposit cash flows		489	501
Liabilities towards customer contracts, cash flows		1,440	1,368
Advance from customers cash flows		329	167
Capital creditors, cash flows		689	1,255
Others, cash flows		7,820	1,580
Cash flows under financial liabilities		340,685	303,775
Interest on Loans, borrowings and bank overdrafts	[1]	(1,850)	(2,643)
Interest on Lease Liabilities	[1]	(6,778)	(6,100)
Interest expense on Trade payables and accrued expenses		0	0
Interest expense on Derivative liabilities		0	0
Interest on contingent consideration	[2]	(386)	(537)
Interest expense of liability on written put options to non-controlling interests	[2]	(365)	(1,560)
Interest on rent deposit		0	0
Interest expense of liabilities towards customer contracts		0	0
Interest on advance from customers		0	0
Interest expense on capital creditors		0	0
Interest expense on others, cash flows		0	(9)
Interest included in cash flows under financial liabilities		(9,379)	(10,849)
Less than 1 year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	167,648	99,884
Lease Liabilities Cash Flows	[1]	10,492	9,563
Trade payables and accrued expenses, cash flows		94,924	88,252
Derivative liabilities, cash flows		10,978	968
Contingent consideration, cash flows	[2]	467	580
Liability on written put options to non-controlling interests, cash flows	[2]	2,689	0
Rent deposit cash flows		477	475
Liabilities towards customer contracts, cash flows		721	342
Advance from customers cash flows		329	167
Capital creditors, cash flows		689	1,255
Others, cash flows		6,057	1,082
Cash flows under financial liabilities		295,471	202,568
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows		2,076	64,576	[1]
Lease Liabilities Cash Flows		8,315	6,950	[1]
Trade payables and accrued expenses, cash flows		1,929	0
Derivative liabilities, cash flows		0	0
Contingent consideration, cash flows		1,553	420	[2]
Liability on written put options to non-controlling interests, cash flows	[2]	0	2,686
Rent deposit cash flows		12	4
Liabilities towards customer contracts, cash flows		359	342
Advance from customers cash flows		0	0
Capital creditors, cash flows		0	0
Others, cash flows		297	303
Cash flows under financial liabilities		14,541	75,281
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	0	0
Lease Liabilities Cash Flows	[1]	10,152	8,426
Trade payables and accrued expenses, cash flows		1,920	0
Derivative liabilities, cash flows		0	0
Contingent consideration, cash flows	[2]	0	1,401
Liability on written put options to non-controlling interests, cash flows	[2]	3,375	3,819
Rent deposit cash flows		0	22
Liabilities towards customer contracts, cash flows		360	684
Advance from customers cash flows		0	0
Capital creditors, cash flows		0	0
Others, cash flows		439	195
Cash flows under financial liabilities		16,246	14,547
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, cash flows	[1]	0	0
Lease Liabilities Cash Flows	[1]	12,855	11,379
Trade payables and accrued expenses, cash flows		545	0
Derivative liabilities, cash flows		0	0
Contingent consideration, cash flows	[2]	0	0
Liability on written put options to non-controlling interests, cash flows	[2]	0	0
Rent deposit cash flows		0	0
Liabilities towards customer contracts, cash flows		0	0
Advance from customers cash flows		0	0
Capital creditors, cash flows		0	0
Others, cash flows		1,027	0
Cash flows under financial liabilities		₨ 14,427	₨ 11,379

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.
[2]	Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.